Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2019
Prospectus Date	rr_ProspectusDate	Nov. 28, 2018
CHAMPLAIN SMALL COMPANY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND II

Champlain Small Company Fund

Champlain Mid Cap Fund

Champlain Emerging Markets Fund

(each, a "Fund" and together, the "Funds")

Supplement dated April 19, 2019 to each Fund's summary prospectus (the "Summary Prospectuses") and the Funds' prospectus (the "Prospectus"), each dated November 28, 2018

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

The following is hereby added to the end of the first paragraph of the "Fund Fees and Expenses" sections in the Summary Prospectuses, and the corresponding sections of the Prospectus:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

CSC-SK-015-0100

CHAMPLAIN MID CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND II

Champlain Small Company Fund

Champlain Mid Cap Fund

Champlain Emerging Markets Fund

(each, a "Fund" and together, the "Funds")

Supplement dated April 19, 2019 to each Fund's summary prospectus (the "Summary Prospectuses") and the Funds' prospectus (the "Prospectus"), each dated November 28, 2018

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

The following is hereby added to the end of the first paragraph of the "Fund Fees and Expenses" sections in the Summary Prospectuses, and the corresponding sections of the Prospectus:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

CSC-SK-015-0100

CHAMPLAIN EMERGING MARKETS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND II

Champlain Small Company Fund

Champlain Mid Cap Fund

Champlain Emerging Markets Fund

(each, a "Fund" and together, the "Funds")

Supplement dated April 19, 2019 to each Fund's summary prospectus (the "Summary Prospectuses") and the Funds' prospectus (the "Prospectus"), each dated November 28, 2018

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

The following is hereby added to the end of the first paragraph of the "Fund Fees and Expenses" sections in the Summary Prospectuses, and the corresponding sections of the Prospectus:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

CSC-SK-015-0100